Financial Assets at Fair Value through Other Comprehensive Income	12 Months Ended
Dec. 31, 2019
Available-for-sale financial assets [abstract]
Financial Assets at Fair Value through Other Comprehensive Income
12.	Financial Assets at Fair Value through Other Comprehensive Income:

As of December 31, 2018 and 2019, financial assets are detailed as follows:

	2018	2019
	MCh$	MCh$
Debt instruments at fair value through OCI	1,043,440	1,357,846
Equity instruments valued at fair value through OCI	9,751	8,497
Total	1,053,191	1,366,343

(a)	Debt instruments at fair value through OCI:

(a.1)	The breakdown of the balance under the heading “Debt instruments at fair value through OCI” as of December 31, 2018 and 2019 is, as follows:

	2018	2019
	MCh$	MCh$
Instruments issued by the Chilean Government and Central Bank:
Bonds issued by the Chilean Government and Central Bank	135,145	76,358
Promissory notes issued by the Chilean Government and Central Bank	—	16,466
Other instruments	29,077	16,238

Other instruments issued in Chile:
Mortgage bonds from domestic banks	92,491	122,291
Bonds from domestic banks	5,351	15,927
Deposits from domestic banks	559,108	1,020,842
Bonds from other Chilean companies	6,599	1,395
Other instruments	107,125	68,476

Instruments issued by foreign institutions:
Other instruments	108,544	19,853
Total	1,043,440	1,357,846

Instruments issued by the Chilean Government and Central Bank include instruments sold under repurchase agreements with clients and financial institutions, totaling Ch$6,965 million as of December 31, 2018. The repurchase agreements have an average maturity of 3 days as of December 31, 2018. As of December 31, 2019, there is no amount for this concept.

Under the instruments issued abroad mainly include bonds of local companies issued abroad.

As of December 31, 2019, the portfolio of financial assets at FVOCI includes a net unrealized gain of Ch$15,290 million, recorded in other comprehensive income within equity (Ch$3,649 million as of December 31, 2018).

As of December 31, 2019 the impairment for debt instruments at Fair Value through OCI was Ch$7,736 million (Ch$4,268 million as of December 31, 2018).

(a.2)	The credit ratings of the issuers of debt instruments as of December 31, 2018 and 2019, are as follows:

	As of December 31, 2018				As of December 31, 2019
	Stage 1 Individual	Stage 2 Individual	Stage 3 Individual	Total Individual	Stage 1 Individual	Stage 2 Individual	Stage 3 Individual	Total Individual
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Debt Instrument
Investment grade	827,770	—	—	827,770	1,269,516	—	—	1,269,516
Non-investment grade	—	—	—	—	—	—	—	—
Without rating	215,670	—	—	215,670	88,330	—	—	88,330
Total	1,043,440	—	—	1,043,440	1,357,846	—	—	1,357,846

(a.3)	Analysis of changes in the fair value and corresponding allowance for ECL by stage for debt instruments measured at FVOCI as of December 31, 2018 and 2019, is as follows:

	Stage 1 Individual		Stage 2 Individual		Stage 3 Individual		Total
	Fair value MCh$	ECL MCh$	Fair value MCh$	ECL MCh$	Fair value MCh$	ECL MCh$	Fair value MCh$	ECL MCh$
Balance as of January 1, 2018	1,516,063	5,820	—	—	—	—	1,516,063	5,820
Net change on Balance *	(515,343)	(1,978)	—	—	—	—	(515,343)	(1,978)
Change in fair value	14,162	—	—	—	—	—	14,162	—
Transfer to Stage 1	—	—	—	—	—	—	—	—
Transfer to Stage 2	—	—	—	—	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year **	—	—	—	—	—	—	—	—
Impact of net re-measurement of year-end ECL	—	258	—	—	—	—	—	258
Amounts written off	—	—	—	—	—	—	—	—
Foreign exchange adjustments	28,558	168	—	—	—	—	28,558	168
Balance as of December 31, 2018	1,043,440	4,268	—	—	—	—	1,043,440	4,268

Balance as of January 1, 2019	1,043,440	4,268	—	—	—	—	1,043,440	4,268
Net change on Balance *	275,797	327	(19)	(1)	—	—	275,778	326
Change in fair value	32,995	—	—	—	—	—	32,995	—
Transfer to Stage 1	—	—	—	—	—	—	—	—
Transfer to Stage 2	(19)	(1)	19	1	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year **	—	—	—	—	—	—	—	—
Impact of net re-measurement of year-end ECL	—	3,102	—	—	—	—	—	3,102
Amounts written off	—	—	—	—	—	—	—	—
Foreign exchange adjustments	5,633	40	—	—	—	—	5,633	40
Balance as of December 31, 2019	1,357,846	7,736	—	—	—	—	1,357,846	7,736

*	Net change between assets purchased and assets derecognized, excluding write offs.
**	Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.

(b)	Equity instruments at fair value through OCI:

The breakdown of the balance under the heading “Equity instruments at fair value through OCI” as of December 31, 2018 and 2019 is as follows:

	2018	2019
	MCh$	MCh$
Equity instruments issued in Chile	8,939	7,446
Equity instruments issued by foreign institutions	812	1,051
Total	9,751	8,497

The equity investments issued by foreign institutions represent shares of currency exchange offices and servicing companies that the Bank is obliged to hold in order to benefit from these services. Shares that do not have an active market and their value cannot be reliably measured are presented at cost, the difference between cost and fair value is not expected to be significant.

(c)	Realized and unrealized profits:

Realized profits and losses are calculated as the proceeds from sales less the cost (specific identification method) of the investments identified as for sale and fair value through OCI. In addition, any unrealized profit or loss previously recorded in other comprehensive income for these investments is reclassified when recorded in the income statements.

The gross gains (losses) realized in sale of financial instruments, as of December 31, 2017, 2018 and 2019, is recorded in the item “Net financial operating income” (Note No. 31).

Change in profits and losses unrealized on the sale of debt instruments for the periods ended December 31, 2017, 2018 and 2019 are as follows:

	2017	2018	2019
	MCh$	MCh$	MCh$
Net gain (loss) on financial assets before income tax (1)	4,775	(13,878)	15,969
Tax (expense) benefit	(1,299)	3,757	(4,328)
Net of tax amount (2)	3,476	(10,121)	11,641

(1)	As of December 31, 2017, 2018 and 2019, realized gains reclassified to the income statement line item “Net financial operating income” amounted to Ch$5,149 million, Ch$400 million and Ch$4,716 million, respectively.
(2)	This amount corresponds to the unrealized gain or loss, net of deferred tax and which are included in “Consolidated Statement of Changes in Equity”.